Share-based compensation - Options on USD-denominated listed share (Detail) - US Dollar [Member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,633,868
Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,633,868	3,309,766
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 26.13	$ 28.41
Number of share options exercised in share-based payment arrangement	1,451,964
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 29.91
Number of share options expired in share-based payment arrangement	223,934
Weighted average exercise price of share options expired in share-based payment arrangement	$ 35.36
Number of share options exercisable in share-based payment arrangement	1,633,868
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 26.13